Leases - Balance sheet information relating to lease (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Assets and Liabilities, Lessee [Abstract]
ROU assets	¥ 1,580,763	$ 242,263	¥ 1,715,556
Operating lease liabilities—current	299,791	45,945	333,268
Operating lease liabilities—non-current	¥ 1,360,946	$ 208,574	¥ 1,395,665
Weighted-average remaining lease term	7 years 18 days	7 years 18 days	4 years 8 months 15 days
Weight-average discount rate	4.87%	4.87%	4.86%